Schedule of Investments (unaudited)	iShares® MSCI Singapore ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Singapore Technologies Engineering Ltd.	4,521,600	$12,541,598

Banks — 44.7%
DBS Group Holdings Ltd.	3,816,400	90,657,336
Oversea-Chinese Banking Corp. Ltd.	6,997,450	65,663,292
United Overseas Bank Ltd.	2,561,500	52,278,323
		208,598,951
Capital Markets — 3.5%
Singapore Exchange Ltd.(a)	2,291,900	16,177,052

Diversified Telecommunication Services — 4.5%
Singapore Telecommunications Ltd.	12,277,068	21,154,002

Entertainment — 4.3%
Sea Ltd., ADR(b)	549,823	19,914,590

Food Products — 3.1%
Wilmar International Ltd.	5,382,200	14,601,438

Ground Transportation — 3.3%
Grab Holdings Ltd., Class A(b)	5,125,834	15,582,535

Hotels, Restaurants & Leisure — 2.6%
Genting Singapore Ltd.	17,803,442	12,176,865

Industrial Conglomerates — 5.7%
Jardine Cycle & Carriage Ltd.	352,700	7,524,521
Keppel Corp. Ltd.	3,851,200	19,211,897
		26,736,418
Industrial REITs — 7.1%
CapitaLand Ascendas REIT	9,780,894	20,773,619
Mapletree Logistics Trust	10,216,113	12,296,520
		33,070,139
Machinery — 2.3%
Seatrium Ltd.(b)	134,800,315	10,588,229

Multi-Utilities — 2.3%
Sembcorp Industries Ltd.	2,768,200	10,639,798
Security	Shares	Value

Passenger Airlines — 4.0%
Singapore Airlines Ltd.(a)	3,941,767	$18,691,876

Real Estate Management & Development — 5.2%
CapitaLand Investment Ltd/Singapore	3,890,300	8,810,490
City Developments Ltd.	1,746,200	8,167,446
UOL Group Ltd.	1,673,700	7,379,539
		24,357,475
Retail REITs — 4.3%
CapitaLand Integrated Commercial Trust	8,752,994	11,906,211
Mapletree Pan Asia Commercial Trust	8,087,200	8,280,708
		20,186,919
Total Long-Term Investments — 99.6%
(Cost: $502,066,274)		465,017,885

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	14,951,440	14,958,915
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	510,000	510,000

Total Short-Term Securities — 3.3%
(Cost: $15,466,947)		15,468,915

Total Investments — 102.9%
(Cost: $517,533,221)		480,486,800

Liabilities in Excess of Other Assets — (2.9)%		(13,369,912)

Net Assets — 100.0%		$467,116,888

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,785,173	$12,171,437	(a)	$—	$544	$1,761	$14,958,915	14,951,440	$10,060	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	90,000	(a)	—	—	—	510,000	510,000	5,056		—
					$544	$1,761	$15,468,915		$15,116		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	87	12/28/23	$1,763	$(7,827)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$88,982	$(9	)(c)	$88,796	0.0%
	Monthly	HSBC Bank PLC(d)	02/10/28	172,804	(3,184	)(e)	169,700	0.1
					$(3,193)		$258,496

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $177 of net dividends and financing fees.

(e)	Amount includes $(80) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	55 basis points	55 basis points
Benchmarks:	SGD - Overnight Rate Average (SORA)	SGD - Overnight Rate Average (SORA)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
November 30, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Capital Markets
Singapore Exchange Ltd.	12,600	$88,796	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$88,796

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Capital Markets
Singapore Exchange Ltd.	24,100	$169,700	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$169,700

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$35,497,125	$429,520,760	$—	$465,017,885
Short-Term Securities
Money Market Funds	15,468,915	—	—	15,468,915
	$50,966,040	$429,520,760	$—	$480,486,800
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(11,020)	$—	$(11,020)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

3